Prepaid Expenses and Deposits	12 Months Ended
Nov. 30, 2023
Current prepayments [abstract]
Prepaid expenses and deposits
10.	Prepaid expenses and deposits

	2023	2022

Prepaid expenses	$2,687	$6,320

Deposits	467	1,345

	$3,154	$7,665